Related party transactions (Tables)	3 Months Ended
Mar. 31, 2023
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the three months ended		For the three months ended
	March 31, 2023		March 31, 2022		March 31, 2023		December 31, 2022
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	35	8,067	26	12,752	—	660	26	2,820
Fresenius SE affiliates	1,942	14,558	967	24,057	748	8,443	1,168	8,585
Equity method investees(2)	(5,461)	—	25,174	—	64,486	—	120,507	—
Total	(3,484)	22,625	26,167	36,809	65,234	9,103	121,701	11,405

Products
Fresenius SE affiliates	18,335	10,738	14,546	9,121	21,175	8,391	16,078	5,826
Equity method investees	—	87,291	—	86,622	—	72,217	—	73,563
Total	18,335	98,029	14,546	95,743	21,175	80,608	16,078	79,389

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €6,371 and €6,520 at March 31, 2023 and December 31, 2022, respectively.
(2)	For the three months ended March 31, 2023, sales of goods and services to equity method investees included a $7,106 (€6,623) adjustment to savings received in connection with the Company’s KCEs based on an adjustment in CMS’s calculated savings rate for the first performance year.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	For the three months ended March 31, 2023			For the three months ended March 31, 2022			March 31, 2023		December 31, 2022
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	2,088	255	230	1,957	135	370	36,600	37,881	38,688	39,626
Fresenius SE affiliates	4,452	430	—	3,625	95	—	115,315	116,557	112,684	114,077
Total	6,540	685	230	5,582	230	370	151,915	154,438	151,372	153,703

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.